UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04861

Fidelity Garrison Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2026

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Education Fund Fidelity® Education Fund

This semi-annual shareholder report contains information about Fidelity® Education Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Education Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$691,267,261
Number of Holdings	313
Portfolio Turnover	57%
What did the Fund invest in?
(as of February 28, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 55.4
AAA - 10.6
AA - 2.4
A - 18.8
BBB - 10.6
Not Rated - 1.2
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 54.3
Corporate Bonds - 31.7
Asset-Backed Securities - 9.4
CMOs and Other Mortgage Related Securities - 2.5
U.S. Government Agency - Mortgage Securities - 1.1
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.5
United Kingdom - 2.8
Canada - 1.7
Germany - 1.7
Netherlands - 0.7
Norway - 0.6
Ireland - 0.5
France - 0.5
Japan - 0.4
Others - 0.6

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	54.3
JPMorgan Chase & Co	1.6
Bank of America Corp	1.2
Morgan Stanley	1.2
Deutsche Bank AG/New York NY	1.1
Wells Fargo & Co	1.0
Goldman Sachs Group Inc/The	1.0
Freddie Mac Multifamily Structured pass-thru certificates	1.0
HSBC Holdings PLC	0.9
Athene Global Funding	0.9
64.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915470.101    6361-TSRS-0426

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Education Fund

Semi-Annual Report
February 28, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Education Fund
Schedule of Investments February 28, 2026 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 9.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 9.4%
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	200,961	202,262
American Express Credit Account Master Trust Series 2024-1 Class A, 5.23% 4/15/2029	1,700,000	1,729,965
AutoNation Finance Trust Series 2026-1A Class A3, 4.03% 8/12/2030 (b)	380,000	382,123
Bank of America Credit Card Master Trust Series 2025-A1 Class A, 4.31% 5/15/2030	2,860,000	2,903,519
Barings Equipment Finance LLC Series 2026-A Class A3, 4.08% 7/13/2033 (b)	1,165,000	1,175,281
BMW Vehicle Lease Trust Series 2025-1 Class A3, 4.43% 6/26/2028	1,495,000	1,507,322
BofA Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (b)	90,087	90,890
Capital One Prime Auto Receivables Trust 2023-2 Series 2023-2 Class A3, 5.82% 6/15/2028	962,883	973,446
Capital One Prime Auto Receivables Trust Series 2024-1 Class A3, 4.62% 7/16/2029	1,280,000	1,291,548
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	202,215	204,541
CarMax Auto Owner Trust Series 2024-1 Class A3, 4.92% 10/16/2028	593,484	597,628
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029	208,333	210,910
Carvana Auto Receivables Trust 2025-P2 Series 2025-P2 Class A3, 4.55% 8/12/2030	1,070,000	1,080,558
Carvana Auto Receivables Trust Series 2025-P3 Class A3, 4.04% 11/11/2030	1,660,000	1,669,610
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/2029 (b)	218,376	220,436
Chase Auto Owner Trust Series 2024-3A Class A3, 5.22% 7/25/2029 (b)	1,166,898	1,179,326
Chase Issuance Trust Series 2023-A2 Class A, 5.08% 9/15/2030	2,135,000	2,211,385
Chase Issuance Trust Series 2024-A1 Class A, 4.6% 1/15/2029 (c)	1,892,000	1,906,863
Chase Issuance Trust Series 2025-A1 Class A, 4.16% 7/15/2030	1,797,000	1,820,265
Citibank Credit Card Issuance Trust Series 2025-A1 Class A, 4.3% 6/21/2030	3,410,000	3,460,452
Citizens Auto Receivables Trust Series 2024-1 Class A3, 5.11% 4/17/2028 (b)	462,308	464,634
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (b)	256,026	257,344
Citizens Auto Receivables Trust Series 2024-2 Class A4, 5.26% 4/15/2031 (b)	2,500,000	2,549,650
Daimler Trucks Retail Trust Series 2024-1 Class A3, 5.49% 12/15/2027	661,187	665,957
Dell Equipment Finance Trust Series 2023-2 Class A3, 5.65% 1/22/2029 (b)	60,126	60,196
Dell Equipment Finance Trust Series 2023-3 Class A3, 5.93% 4/23/2029 (b)	238,573	239,568
Dell Equipment Finance Trust Series 2024-1 Class A3, 5.39% 3/22/2030 (b)	335,176	337,387
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (b)	97,017	98,022
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (b)	105,000	107,177
DLLMT LLC Series 2026-1A Class A3, 4.2% 12/20/2029 (b)	215,000	216,498
Ford Credit Auto Owner Trust Series 2023-B Class A3, 5.23% 5/15/2028	525,908	528,630
Ford Credit Auto Owner Trust Series 2024-D Class A3, 4.61% 8/15/2029	710,000	717,369
Fordf Series 2025-1 Class A1, 4.63% 4/15/2030	1,145,000	1,165,681
GM Financial Consumer Automobile Receivables Trust Series 2023-4 Class A3, 5.78% 8/16/2028	790,503	798,365
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (b)	395,000	401,239
Hyundai Auto Receivables Trust Series 2023-B Class A3, 5.48% 4/17/2028	133,936	134,778
Hyundai Auto Receivables Trust Series 2025-B Class A3, 4.36% 12/17/2029	2,020,000	2,042,455
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/2028	370,000	372,825
Mercedes-Benz Auto Lease Trust Series 2025-A Class A3, 4.61% 4/16/2029	1,375,000	1,394,124
Nissan Auto Receivables Owner Trust Series 2023-B Class A3, 5.93% 3/15/2028	414,478	417,434
Nissan Master Owner Tr Receivable Series 2024-B Class A, 5.05% 2/15/2029 (b)	589,000	595,344
Porsche Finl Auto Securitization Tr 2023-2 Series 2023-2A Class A3, 5.79% 1/22/2029 (b)	240,633	242,339
SBNA Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (b)	223,287	224,283
SFS Auto Receivables Securitization Trust Series 2024-1A Class A3, 4.95% 5/21/2029 (b)	376,586	378,626
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (b)	156,429	158,197
SFS Auto Receivables Securitization Trust Series 2026-1A Class A3, 3.96% 7/21/2031 (b)	1,620,000	1,625,011
T-Mobile US Trust Series 2025-2A Class A, 4.34% 4/22/2030 (b)	1,640,000	1,658,877
Tesla Electric Vehicle Trust Series 2023-1 Class A3, 5.38% 6/20/2028 (b)	645,426	651,121
Tesla Series 2024-A Class A3, 5.3% 6/21/2027 (b)	261,418	262,133
Toyota Auto Loan Extended Note Trust Series 2022-1A Class A, 3.82% 4/25/2035 (b)	2,500,000	2,502,732
Usaa Auto Owner Trust 2023-A Series 2023-A Class A3, 5.58% 5/15/2028 (b)	243,999	245,370
USB Auto Owner Trust 2025-1 Series 2025-1A Class A3, 4.49% 6/17/2030 (b)	520,000	525,249
Verizon Master Trust Series 2023-4 Class A1A, 5.16% 6/20/2029	1,806,000	1,812,858
Verizon Master Trust Series 2024-8 Class A1A, 4.62% 11/20/2030	1,700,000	1,726,366
Volkswagen Auto Loan Enhanced Trust 2023-2 Series 2023-2 Class A3, 5.48% 12/20/2028	3,370,219	3,410,046
Volkswagen Auto Loan Enhanced Trust Series 2023-1 Class A3, 5.02% 6/20/2028	411,372	413,963
Volkswagen Auto Loan Enhanced Trust Series 2024-1 Class A3, 4.63% 7/20/2029	1,720,000	1,741,158
Volvo Financial Equipment LLC Series 2024-1A Class A3, 4.29% 10/16/2028 (b)	136,000	136,692
Wells Fargo Card Issuance Trust Series 2025-A1 Class A, 4.34% 5/15/2030	1,965,000	1,994,655
Wheels Fleet Lease Funding LLC Series 2025-2A Class A1, 4.41% 5/18/2040 (b)	2,150,000	2,171,400
Wheels Fleet Lease Funding LLC Series 2025-3A Class A1, 4.08% 9/18/2040 (b)	1,265,000	1,270,412
World Omni Auto Receivables Tr 2023-D Series 2023-D Class A3, 5.79% 2/15/2029	727,876	736,301
World Omni Auto Receivables Tr Series 2024-A Class A3, 4.86% 3/15/2029	1,444,470	1,454,463
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	89,959	90,448
World Omni Auto Receivables Trust Series 2024-B Class A3, 5.27% 9/17/2029	729,766	737,151
World Omni Automobile Lease Securitization Trust Series 2024-A Class A3, 5.26% 10/15/2027	681,818	685,102
TOTAL UNITED STATES		65,237,960
TOTAL ASSET-BACKED SECURITIES (Cost $64,442,521)		65,237,960

Collateralized Mortgage Obligations - 0.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.5%
Fannie Mae Series 2022-28 Class A, 2.5% 2/25/2052	298,988	288,755
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class HP, 4.5% 12/25/2042	1,620,180	1,633,127
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class P, 5% 4/25/2048	1,138,625	1,154,996
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5266 Class CD, 4.5% 10/25/2044	222,800	223,855
TOTAL UNITED STATES		3,300,733
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,220,122)		3,300,733

Commercial Mortgage Securities - 2.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.0%
BANK Series 2017-BNK9 Class ASB, 3.47% 11/15/2054	1,151,203	1,143,511
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 4.4636% 10/15/2036 (b)(c)(e)	100,000	99,813
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 4.6726% 2/15/2039 (b)(c)(e)	12,122	12,118
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 4.9525% 12/15/2039 (b)(c)(e)	145,063	145,108
BX Trust Series 2021-BXMF Class A, CME Term SOFR 1 month Index + 0.7504%, 4.4104% 10/15/2026 (b)(c)(e)	71,623	71,600
CD Mortgage Trust Series 2017-CD5 Class AAB, 3.22% 8/15/2050	149,385	148,468
Cent Trust Series 2025-CITY Class A, 4.92% 7/10/2040 (b)(c)	421,000	431,584
DBGS Mortgage Trust Series 2018-C1 Class ASB, 4.302% 10/15/2051	1,742,559	1,745,599
ELP Series 2025-ELP Class A, 4.7573% 11/13/2042 (b)	309,000	311,435
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K544 Class A2, 4.266% 7/25/2030 (c)	2,080,000	2,118,691
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K545 Class A2, 4.29% 7/25/2030	1,566,000	1,596,952
GS Mortgage Securities Trust Series 2017-GS7 Class AAB, 3.203% 8/10/2050	645,233	641,952
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 5.0415% 11/5/2037 (b)(c)	271,000	276,611
JPMCC Commercial Mortgage Securities Trust Series 2019-COR4 Class ASB, 3.9381% 3/10/2052	529,767	529,919
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 4.9549% 5/15/2039 (b)(c)(e)	445,000	429,981
Morgan Stanley Cap I Tr 2020-L4 Series 2020-L4 Class ASB, 2.624% 2/15/2053	1,284,962	1,254,530
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 4.5049% 11/15/2038 (b)(c)(e)	167,768	167,716
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 4.9026% 12/15/2039 (b)(c)(e)	637,000	637,797
Wells Fargo Commercial Mortgage Trust Series 2019-C50 Class ASB, 3.635% 5/15/2052	669,972	664,586
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class ASB, 2.651% 2/15/2053	1,351,538	1,319,241
TOTAL UNITED STATES		13,747,212
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $13,365,866)		13,747,212

Non-Convertible Corporate Bonds - 31.7%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Glencore Funding LLC 4.907% 4/1/2028 (b)	449,000	457,207
CANADA - 1.7%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 3.2% 3/15/2027	19,000	18,861
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Alimentation Couche-Tard Inc 4.148% 9/29/2028 (b)	1,426,000	1,434,022
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Canadian Natural Resources Ltd 5% 12/15/2029	538,000	555,240
Enbridge Inc 4.2% 11/20/2028	969,000	974,953
Enbridge Inc 4.6% 6/20/2028	261,000	264,507
Enbridge Inc 5.25% 4/5/2027	848,000	859,323
Enbridge Inc 5.3% 4/5/2029	708,000	733,819
TOTAL ENERGY		3,387,842
Financials - 0.8%
Banks - 0.8%
Bank of Nova Scotia/The 4.247% 2/2/2030 (c)	1,700,000	1,708,389
Canadian Imperial Bank of Commerce 3.45% 4/7/2027	1,150,000	1,146,592
National Bank of Canada 4.5% 10/10/2029	1,225,000	1,245,053
Toronto Dominion Bank 4.783% 12/17/2029	1,526,000	1,569,678
TOTAL FINANCIALS		5,669,712
Industrials - 0.2%
Ground Transportation - 0.2%
Canadian Pacific Railway Co 1.75% 12/2/2026	1,517,000	1,493,634
TOTAL CANADA		12,004,071
FRANCE - 0.5%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Orange SA 4% 1/13/2029 (b)	798,000	800,482
Orange SA 4.25% 1/13/2031 (b)	1,226,000	1,227,998
TOTAL COMMUNICATION SERVICES		2,028,480
Financials - 0.2%
Banks - 0.2%
Societe Generale SA 2.797% 1/19/2028 (b)(c)	950,000	939,759
Societe Generale SA 5.5% 4/13/2029 (b)(c)	463,000	475,096
TOTAL FINANCIALS		1,414,855
TOTAL FRANCE		3,443,335
GERMANY - 1.7%
Consumer Discretionary - 0.4%
Automobiles - 0.4%
Mercedes-Benz Finance North America LLC 4.8% 8/1/2029 (b)	1,800,000	1,843,639
Volkswagen Group of America Finance LLC 4.35% 6/8/2027 (b)	200,000	200,552
Volkswagen Group of America Finance LLC 4.95% 8/15/2029 (b)	920,000	937,343
TOTAL CONSUMER DISCRETIONARY		2,981,534
Financials - 1.1%
Capital Markets - 1.1%
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (c)	3,300,000	3,259,917
Deutsche Bank AG/New York NY 4.725% 2/6/2032 (c)	2,050,000	2,067,517
Deutsche Bank AG/New York NY 4.95% 8/4/2031 (c)	1,780,000	1,812,876
TOTAL FINANCIALS		7,140,310
Industrials - 0.2%
Machinery - 0.2%
Daimler Truck Finance North America LLC 2% 12/14/2026 (b)	500,000	492,928
Daimler Truck Finance North America LLC 4.95% 1/13/2028 (b)	605,000	615,346
Daimler Truck Finance North America LLC 5.125% 9/25/2027 (b)	578,000	587,957
TOTAL INDUSTRIALS		1,696,231
TOTAL GERMANY		11,818,075
IRELAND - 0.5%
Financials - 0.4%
Consumer Finance - 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.1% 1/15/2027	2,500,000	2,542,410
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Avolon Holdings Funding Ltd 4.2% 4/15/2029 (b)	656,000	654,252
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (b)	268,000	277,193
TOTAL INDUSTRIALS		931,445
TOTAL IRELAND		3,473,855
ITALY - 0.1%
Utilities - 0.1%
Electric Utilities - 0.1%
Enel Finance International NV 4.125% 9/30/2028 (b)	558,000	559,187
JAPAN - 0.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
NTT Finance Corp 4.567% 7/16/2027 (b)	200,000	201,814
NTT Finance Corp 4.62% 7/16/2028 (b)	200,000	203,022
TOTAL COMMUNICATION SERVICES		404,836
Consumer Staples - 0.1%
Tobacco - 0.1%
Japan Tobacco Inc 4.85% 5/15/2028 (b)	934,000	953,006
Financials - 0.2%
Banks - 0.2%
Mizuho Financial Group Inc 4.711% 7/8/2031 (c)	1,421,000	1,448,973
TOTAL JAPAN		2,806,815
NETHERLANDS - 0.7%
Financials - 0.6%
Banks - 0.6%
Cooperatieve Rabobank UA 1.98% 12/15/2027 (b)(c)	3,050,000	3,003,762
ING Groep NV 5.335% 3/19/2030 (c)	1,031,000	1,068,061
TOTAL FINANCIALS		4,071,823
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV / NXP Funding LLC / NXP USA Inc 4.3% 8/19/2028	473,000	476,165
TOTAL NETHERLANDS		4,547,988
NORWAY - 0.6%
Financials - 0.6%
Banks - 0.6%
DNB Bank ASA 1.605% 3/30/2028 (b)(c)	2,250,000	2,195,372
DNB Bank ASA 4.384% 11/4/2031 (b)(c)	2,100,000	2,110,054

TOTAL NORWAY		4,305,426
SWITZERLAND - 0.4%
Financials - 0.4%
Capital Markets - 0.4%
UBS Group AG 3.091% 5/14/2032 (b)(c)	250,000	233,942
UBS Group AG 4.703% 8/5/2027 (b)(c)	2,500,000	2,506,573

TOTAL SWITZERLAND		2,740,515
UNITED KINGDOM - 2.8%
Consumer Staples - 0.2%
Tobacco - 0.2%
BAT Capital Corp 4.7% 4/2/2027	801,000	806,431
Imperial Brands Finance PLC 4.5% 6/30/2028 (b)	679,000	686,096
TOTAL CONSUMER STAPLES		1,492,527
Financials - 2.5%
Banks - 2.5%
Barclays PLC 2.279% 11/24/2027 (c)	1,300,000	1,282,554
Barclays PLC 5.367% 2/25/2031 (c)	1,794,000	1,862,223
HSBC Holdings PLC 4.899% 3/3/2029 (c)	1,431,000	1,454,350
HSBC Holdings PLC 5.21% 8/11/2028 (c)	2,827,000	2,871,485
HSBC Holdings PLC 5.597% 5/17/2028 (c)	2,100,000	2,138,410
Lloyds Banking Group PLC 4.818% 6/13/2029 (c)	2,171,000	2,207,744
Lloyds Banking Group PLC 5.087% 11/26/2028 (c)	414,000	421,648
NatWest Group PLC 5.115% 5/23/2031 (c)	2,140,000	2,207,025
NatWest Markets PLC 5.416% 5/17/2027 (b)	1,800,000	1,833,849
Standard Chartered PLC 4.299% 1/13/2030 (b)(c)	982,000	984,812
TOTAL FINANCIALS		17,264,100
Industrials - 0.1%
Aerospace & Defense - 0.1%
BAE Systems PLC 5.125% 3/26/2029 (b)	546,000	565,604
TOTAL UNITED KINGDOM		19,322,231
UNITED STATES - 22.2%
Communication Services - 1.3%
Diversified Telecommunication Services - 1.0%
AT&T Inc 1.65% 2/1/2028	2,750,000	2,637,127
AT&T Inc 4.25% 3/1/2027	400,000	401,003
AT&T Inc 4.3% 2/15/2030	250,000	252,373
AT&T Inc 4.7% 8/15/2030	922,000	945,344
Comcast Corp 2.35% 1/15/2027	500,000	493,705
Verizon Communications Inc 2.1% 3/22/2028	500,000	483,149
Verizon Communications Inc 2.355% 3/15/2032	2,000,000	1,785,982
		6,998,683
Interactive Media & Services - 0.3%
Meta Platforms Inc 4.2% 11/15/2030	980,000	988,618
Meta Platforms Inc 4.6% 11/15/2032	1,060,000	1,077,779
		2,066,397
TOTAL COMMUNICATION SERVICES		9,065,080
Consumer Discretionary - 0.8%
Automobiles - 0.8%
General Motors Financial Co Inc 2.35% 2/26/2027	3,000,000	2,952,791
General Motors Financial Co Inc 4.2% 10/27/2028	788,000	791,009
Hyundai Capital America 4.3% 9/24/2027 (b)	1,700,000	1,707,634
TOTAL CONSUMER DISCRETIONARY		5,451,434
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Mars Inc 4.6% 3/1/2028 (b)	1,422,000	1,442,628
Mars Inc 4.8% 3/1/2030 (b)	467,000	480,073
TOTAL CONSUMER STAPLES		1,922,701
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Energy Transfer LP 4.55% 1/15/2031	937,000	945,980
MPLX LP 4% 3/15/2028	760,000	760,905
ONEOK Inc 4.25% 9/24/2027	173,000	173,827
ONEOK Inc 4.4% 10/15/2029	180,000	181,520
Targa Resources Corp 4.35% 1/15/2029	177,000	178,441
Targa Resources Corp 4.35% 4/15/2031	198,000	198,016
Williams Cos Inc/The 4.625% 6/30/2030	410,000	417,068
Williams Cos Inc/The 4.8% 11/15/2029	914,000	936,816
TOTAL ENERGY		3,792,573
Financials - 15.0%
Banks - 6.0%
Bank of America Corp 2.551% 2/4/2028 (c)	850,000	838,964
Bank of America Corp 2.651% 3/11/2032 (c)	2,750,000	2,549,707
Bank of America Corp 4.271% 7/23/2029 (c)	1,000,000	1,005,656
Bank of America Corp 4.948% 7/22/2028 (c)	3,750,000	3,797,076
Citibank NA 4.576% 5/29/2027	2,140,000	2,158,812
Citigroup Inc 3.07% 2/24/2028 (c)	3,000,000	2,971,024
Huntington Bancshares Inc/OH 4.443% 8/4/2028 (c)	2,261,000	2,275,814
JPMorgan Chase & Co 2.58% 4/22/2032 (c)	3,000,000	2,768,742
JPMorgan Chase & Co 2.947% 2/24/2028 (c)	3,318,000	3,284,488
JPMorgan Chase & Co 3.54% 5/1/2028 (c)	350,000	348,068
JPMorgan Chase & Co 4.851% 7/25/2028 (c)	3,750,000	3,793,448
JPMorgan Chase & Co 5.571% 4/22/2028 (c)	1,160,000	1,180,800
Morgan Stanley Bank NA 5.016% 1/12/2029 (c)	1,020,000	1,039,650
Morgan Stanley Private Bank NA 4.465% 11/19/2031 (c)	2,110,000	2,122,987
PNC Financial Services Group Inc/The 5.354% 12/2/2028 (c)	1,020,000	1,045,801
Santander Holdings USA Inc 2.49% 1/6/2028 (c)	773,000	761,858
Santander Holdings USA Inc 6.124% 5/31/2027 (c)	590,000	592,444
Truist Financial Corp 5.071% 5/20/2031 (c)	1,689,000	1,743,233
Wells Fargo & Co 3.526% 3/24/2028 (c)	3,288,000	3,271,006
Wells Fargo & Co 4.808% 7/25/2028 (c)	1,250,000	1,263,723
Wells Fargo & Co 4.97% 4/23/2029 (c)	1,656,000	1,688,318
Wells Fargo & Co 5.244% 1/24/2031 (c)	937,000	972,109
		41,473,728
Capital Markets - 5.2%
Ares Strategic Income Fund 4.85% 1/15/2029 (b)	1,410,000	1,387,961
Athene Global Funding 4.721% 10/8/2029 (b)	1,400,000	1,400,744
Athene Global Funding 5.38% 1/7/2030 (b)	2,000,000	2,030,206
Athene Global Funding 5.516% 3/25/2027 (b)	2,000,000	2,029,444
Athene Global Funding 5.583% 1/9/2029 (b)	505,000	516,233
Bank of New York Mellon 4.729% 4/20/2029 (c)	659,000	670,242
Equitable America Global Funding 4.65% 6/9/2028 (b)	826,000	835,429
Equitable America Global Funding 4.95% 6/9/2030 (b)	1,118,000	1,142,231
GA Global Funding Trust 5.4% 1/13/2030 (b)	1,173,000	1,201,961
Goldman Sachs Group Inc/The 2.64% 2/24/2028 (c)	2,563,000	2,527,921
Goldman Sachs Group Inc/The 4.482% 8/23/2028 (c)	2,500,000	2,517,043
Goldman Sachs Group Inc/The 4.937% 4/23/2028 (c)	2,000,000	2,018,888
HPS Corporate Lending Fund 4.9% 9/11/2028 (b)	644,000	635,383
HPS Corporate Lending Fund 5.3% 6/5/2027 (b)	897,000	899,943
Intercontinental Exchange Inc 3.75% 9/21/2028	125,000	124,441
Intercontinental Exchange Inc 4% 9/15/2027	1,981,000	1,986,712
Intercontinental Exchange Inc 4.35% 6/15/2029	2,500,000	2,530,740
Morgan Stanley 2.239% 7/21/2032 (c)	2,750,000	2,465,916
Morgan Stanley 3.591% 7/22/2028 (c)	1,050,000	1,043,517
Morgan Stanley 4.994% 4/12/2029 (c)	1,225,000	1,247,325
Morgan Stanley 5.042% 7/19/2030 (c)	1,800,000	1,852,099
Morgan Stanley 5.23% 1/15/2031 (c)	1,311,000	1,357,649
Sammons Financial Group Global Funding 5.05% 1/10/2028 (b)	1,469,000	1,494,225
Sammons Financial Group Global Funding 5.1% 12/10/2029 (b)	1,232,000	1,263,709
State Street Corp 4.53% 2/20/2029 (c)	1,015,000	1,028,693
		36,208,655
Consumer Finance - 0.1%
American Express Co 5.085% 1/30/2031 (c)	450,000	464,926
Toyota Motor Credit Corp 4.55% 8/9/2029	240,000	245,376
		710,302
Financial Services - 0.4%
Corebridge Financial Inc 3.65% 4/5/2027	2,762,000	2,747,504
Insurance - 3.3%
Arthur J Gallagher & Co 4.6% 12/15/2027	1,120,000	1,132,577
Corebridge Global Funding 4.85% 6/6/2030 (b)	2,150,000	2,190,524
Corebridge Global Funding 4.9% 1/7/2028 (b)	820,000	833,918
Equitable Financial Life Global Funding 1.4% 8/27/2027 (b)	700,000	674,755
Equitable Financial Life Global Funding 4.6% 4/1/2027 (b)	1,220,000	1,228,771
Equitable Financial Life Global Funding 5% 3/27/2030 (b)	886,000	907,544
Jackson National Life Global Funding 4.6% 10/1/2029 (b)	1,897,000	1,903,429
Jackson National Life Global Funding 4.7% 6/5/2028 (b)	1,864,000	1,881,016
Jackson National Life Global Funding 5.35% 1/13/2030 (b)	1,004,000	1,034,647
Jackson National Life Global Funding 5.55% 7/2/2027 (b)	586,000	596,597
MassMutual Global Funding II 4.85% 1/17/2029 (b)	2,100,000	2,154,397
MassMutual Global Funding II 5.1% 4/9/2027 (b)	1,834,000	1,860,644
Metropolitan Tower Global Funding 4% 10/1/2027 (b)	606,000	607,929
Pricoa Global Funding I 4.7% 5/28/2030 (b)	2,140,000	2,187,071
RGA Global Funding 4.35% 8/25/2028 (b)	2,100,000	2,110,647
RGA Global Funding 5.448% 5/24/2029 (b)	1,055,000	1,095,164
Western-Southern Global Funding 4.9% 5/1/2030 (b)	203,000	208,170
		22,607,800
TOTAL FINANCIALS		103,747,989
Health Care - 0.3%
Biotechnology - 0.1%
Amgen Inc 5.15% 3/2/2028	378,000	387,103
Health Care Providers & Services - 0.0%
CVS Health Corp 4.3% 3/25/2028	110,000	110,646
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific Inc 4.215% 2/12/2031	1,313,000	1,323,776
TOTAL HEALTH CARE		1,821,525
Industrials - 1.3%
Aerospace & Defense - 0.2%
Boeing Co 5.04% 5/1/2027	500,000	505,257
Boeing Co 6.259% 5/1/2027	150,000	153,666
RTX Corp 5.75% 1/15/2029	366,000	384,552
		1,043,475
Ground Transportation - 0.0%
Uber Technologies Inc 4.15% 1/15/2031	332,000	330,700
Machinery - 0.7%
Ingersoll Rand Inc 5.176% 6/15/2029	2,100,000	2,178,091
Ingersoll Rand Inc 5.197% 6/15/2027	2,100,000	2,130,701
Parker-Hannifin Corp 4.25% 9/15/2027	217,000	218,365
		4,527,157
Professional Services - 0.0%
Leidos Inc 4.1% 3/15/2029 (d)	537,000	538,375
Paychex Inc 5.1% 4/15/2030	61,000	62,297
		600,672
Trading Companies & Distributors - 0.4%
Air Lease Corp 2.2% 1/15/2027	2,530,000	2,491,635
TOTAL INDUSTRIALS		8,993,639
Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp 5.05% 4/5/2029	430,000	444,518
Dell International LLC / EMC Corp 5% 4/1/2030	728,000	748,719
		1,193,237
Semiconductors & Semiconductor Equipment - 0.2%
Broadcom Inc 5.05% 7/12/2029	1,365,000	1,412,346
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co 4.4% 9/25/2027	821,000	825,723
TOTAL INFORMATION TECHNOLOGY		3,431,306
Materials - 0.0%
Chemicals - 0.0%
Chevron Phillips Chemical Co LLC / Chevron Phillips Chemical Co LP 4.75% 5/15/2030 (b)	271,000	276,862
Real Estate - 0.3%
Retail REITs - 0.3%
Regency Centers LP 4.5% 3/15/2033	131,000	131,046
Simon Property Group LP 4.375% 10/1/2030	2,110,000	2,136,960
TOTAL REAL ESTATE		2,268,006
Utilities - 1.9%
Electric Utilities - 1.6%
Alabama Power Co 3.05% 3/15/2032	2,526,000	2,371,354
Duke Energy Carolinas LLC 4.85% 3/15/2030	824,000	852,616
Duke Energy Corp 4.3% 3/15/2028	1,341,000	1,351,697
Duke Energy Florida LLC 4.2% 12/1/2030	800,000	805,697
Exelon Corp 2.75% 3/15/2027	1,006,000	994,145
Exelon Corp 5.15% 3/15/2029	381,000	393,832
Georgia Power Co 4.65% 5/16/2028	948,000	963,412
Jersey Central Power & Light Co 4.4% 1/15/2031 (b)	851,000	855,902
Pinnacle West Capital Corp 4.9% 5/15/2028	332,000	338,445
Pinnacle West Capital Corp 5.15% 5/15/2030	355,000	367,797
Southern Co/The 5.5% 3/15/2029	900,000	938,067
Virginia Electric and Power Co 2.4% 3/30/2032	500,000	450,245
		10,683,209
Multi-Utilities - 0.3%
DTE Energy Co 4.95% 7/1/2027	574,000	580,837
DTE Energy Co 5.2% 4/1/2030	1,072,000	1,114,670
Public Service Enterprise Group Inc 4.9% 3/15/2030	499,000	513,752
		2,209,259
TOTAL UTILITIES		12,892,468
TOTAL UNITED STATES		153,663,583
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $215,127,450)		219,142,288

U.S. Government Agency - Mortgage Securities - 1.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.1%
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2032	1,334,552	1,274,473
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	62,985	62,021
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2032	788,011	757,766
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2028	52,810	52,322
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2029	171,741	169,460
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	229,417	223,647
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	21,188	20,876
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	59,277	58,287
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	36,131	35,663
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	273,842	268,948
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	48,808	47,880
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	14,687	14,477
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2035	1,026,085	996,570
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	42,494	41,901
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	401,765	394,206
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	93,301	91,742
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2030	89,065	88,667
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2028	2,282	2,272
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2033	181,421	180,491
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2029	91,849	91,442
Freddie Mac Gold Pool 2.5% 1/1/2028	45,058	44,661
Freddie Mac Gold Pool 2.5% 3/1/2032	1,216,805	1,182,743
Freddie Mac Gold Pool 3% 10/1/2035	64,945	62,982
Freddie Mac Gold Pool 3% 12/1/2030	11,384	11,216
Freddie Mac Gold Pool 3% 12/1/2032	806,454	791,634
Freddie Mac Gold Pool 3% 2/1/2033	10,227	10,081
Freddie Mac Gold Pool 3% 3/1/2033	38,821	38,068
Freddie Mac Gold Pool 3% 7/1/2032	275,520	270,656
TOTAL UNITED STATES		7,285,152
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $7,205,505)		7,285,152

U.S. Treasury Obligations - 54.3%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Notes 3.5% 1/15/2029	3.56	10,282,200	10,313,529
US Treasury Notes 3.5% 2/15/2029	3.39	9,607,900	9,637,925
US Treasury Notes 3.5% 2/28/2031	3.52	8,285,600	8,279,127
US Treasury Notes 3.5% 9/30/2029	3.94 to 4.31	23,255,100	23,305,062
US Treasury Notes 3.625% 12/31/2030	3.71 to 3.74	5,569,500	5,595,172
US Treasury Notes 3.75% 10/31/2032	3.95	2,061,100	2,066,896
US Treasury Notes 3.875% 11/30/2027	3.78 to 4.01	8,730,300	8,797,823
US Treasury Notes 4% 1/31/2029	3.54 to 3.89	9,222,600	9,376,790
US Treasury Notes 4% 2/15/2034	3.88 to 4.39	14,746,600	14,940,725
US Treasury Notes 4% 2/29/2028	3.81 to 4.16	13,182,500	13,334,408
US Treasury Notes 4% 3/31/2030	3.72 to 4.06	24,909,100	25,407,282
US Treasury Notes 4.125% 3/31/2029	3.74 to 4.52	50,769,500	51,836,453
US Treasury Notes 4.25% 2/28/2029	3.65 to 4.31	88,381,000	90,511,120
US Treasury Notes 4.25% 8/15/2035	3.93 to 4.10	8,888,300	9,109,119
US Treasury Notes 4.625% 4/30/2029	3.63 to 4.72	25,600,100	26,525,104
US Treasury Notes 4.625% 4/30/2031	3.64 to 4.64	63,010,900	66,188,520
TOTAL U.S. TREASURY OBLIGATIONS (Cost $368,732,125)			375,225,055

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $1,751,890)	3.70	1,751,540	1,751,890

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $673,845,479)	685,690,290
NET OTHER ASSETS (LIABILITIES) - 0.8%	5,576,971
NET ASSETS - 100.0%	691,267,261

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $91,067,978 or 13.2% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	24,241,448	74,073,542	96,562,929	102,418	(171)	-	1,751,890	1,751,540	0.0%
Total	24,241,448	74,073,542	96,562,929	102,418	(171)	-	1,751,890

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	65,237,960	-	65,237,960	-

Collateralized Mortgage Obligations	3,300,733	-	3,300,733	-

Commercial Mortgage Securities	13,747,212	-	13,747,212	-

Non-Convertible Corporate Bonds
Communication Services	11,517,257	-	11,517,257	-
Consumer Discretionary	8,432,968	-	8,432,968	-
Consumer Staples	5,802,256	-	5,802,256	-
Energy	7,180,415	-	7,180,415	-
Financials	150,346,113	-	150,346,113	-
Health Care	1,821,525	-	1,821,525	-
Industrials	13,680,553	-	13,680,553	-
Information Technology	3,907,471	-	3,907,471	-
Materials	734,069	-	734,069	-
Real Estate	2,268,006	-	2,268,006	-
Utilities	13,451,655	-	13,451,655	-

U.S. Government Agency - Mortgage Securities	7,285,152	-	7,285,152	-

U.S. Treasury Obligations	375,225,055	-	375,225,055	-

Money Market Funds	1,751,890	1,751,890	-	-
Total Investments in Securities:	685,690,290	1,751,890	683,938,400	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $672,093,589)	$683,938,400
Fidelity Central Funds (cost $1,751,890)	1,751,890

Total Investment in Securities (cost $673,845,479)		$685,690,290
Cash		4,900
Receivable for investments sold		17,618,975
Interest receivable		7,976,669
Distributions receivable from Fidelity Central Funds		7,615
Total assets		711,298,449
Liabilities
Payable for investments purchased
Regular delivery	$19,494,532
Delayed delivery	536,656
Total liabilities		20,031,188
Net Assets		$691,267,261
Net Assets consist of:
Paid in capital		$690,371,763
Total accumulated earnings (loss)		895,498
Net Assets		$691,267,261
Net Asset Value, offering price and redemption price per share ($691,267,261 ÷ 74,424,258 shares)		$9.29
Statement of Operations
Six months ended February 28, 2026 (Unaudited)
Investment Income
Interest		$14,845,844
Income from Fidelity Central Funds		102,418
Total income		14,948,262
Expenses
Independent trustees' fees and expenses	$744
Total expenses before reductions	744
Expense reductions	(376)
Total expenses after reductions		368
Net Investment income (loss)		14,947,894
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,940,887
Fidelity Central Funds	(171)
Total net realized gain (loss)		1,940,716
Change in net unrealized appreciation (depreciation) on investment securities		988,563
Net gain (loss)		2,929,279
Net increase (decrease) in net assets resulting from operations		$17,877,173
Statement of Changes in Net Assets

	Six months ended February 28, 2026 (Unaudited)	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,947,894	$30,899,093
Net realized gain (loss)	1,940,716	1,575,073
Change in net unrealized appreciation (depreciation)	988,563	956,700
Net increase (decrease) in net assets resulting from operations	17,877,173	33,430,866
Distributions to shareholders	(15,058,331)	(30,864,345)

Share transactions
Proceeds from sales of shares	11,985,000	55,484,000
Reinvestment of distributions	15,058,331	30,864,345
Cost of shares redeemed	(37,150,000)	(81,930,000)

Net increase (decrease) in net assets resulting from share transactions	(10,106,669)	4,418,345
Total increase (decrease) in net assets	(7,287,827)	6,984,866

Net Assets
Beginning of period	698,555,088	691,570,222
End of period	$691,267,261	$698,555,088

Other Information
Shares
Sold	1,294,981	6,053,433
Issued in reinvestment of distributions	1,626,577	3,363,139
Redeemed	(4,015,240)	(8,951,514)
Net increase (decrease)	(1,093,682)	465,058

Financial Highlights
Fidelity® Education Fund

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$9.25	$9.21	$9.01	$9.25	$10.05	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.199	.411	.401	.360	.224	.036
Net realized and unrealized gain (loss)	.041	.040	.199	(.240)	(.858)	.052
Total from investment operations	.240	.451	.600	.120	(.634)	.088
Distributions from net investment income	(.200)	(.411)	(.400)	(.360)	(.153)	(.038)
Distributions from net realized gain	-	-	-	-	(.013)	-
Total distributions	(.200)	(.411)	(.400)	(.360)	(.166)	(.038)
Net asset value, end of period	$9.29	$9.25	$9.21	$9.01	$9.25	$10.05
Total Return D,E	2.62%	5.03%	6.83%	1.34%	(6.34)%	.89%
Ratios to Average Net Assets C,F,G
Expenses before reductions H	-% I	-%	-%	-%	-%	-% I
Expenses net of fee waivers, if any H	- % I	-%	-%	-%	-%	-% I
Expenses net of all reductions, if any H	-% I	-%	-%	-%	-%	-% I
Net investment income (loss)	4.33% I	4.49%	4.43%	3.95%	2.40%	.79% I
Supplemental Data
Net assets, end of period (000 omitted)	$691,267	$698,555	$691,570	$701,199	$230,758	$30,938
Portfolio turnover rate J	57 % I	45%	77%	73%	80%	87% K,L

AFor the period March 16, 2021 (commencement of operations) through August 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KAmount not annualized.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2026

1. Organization.
Fidelity Education Fund (the Fund) is a fund of Fidelity Garrison Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares are offered only to Fidelity managed 529 plans.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$11,996,887
Gross unrealized depreciation	(153,962)
Net unrealized appreciation (depreciation)	$11,842,925
Tax cost	$673,847,365

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(8,522,527)
Long-term	(4,309,293)
Total capital loss carryforward	$(12,831,820)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Education Fund	33,593,492	52,528,886
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Effective March 24, 2026 the .10% spread adjustment on the SOFR benchmark was removed.
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $376.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Education Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by Fidelity under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer an investment option for 529 plans managed by Fidelity and ultimately to enhance the performance of those 529 plans.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to 529 plans that invest in the fund. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.9901558.104
EDI-SANN-0426

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Garrison Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	April 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	April 22, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	April 22, 2026